Long Term Debt - Consolidated and Combined Debt Obligations (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	0 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended						9 Months Ended			9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended							9 Months Ended
	Dec. 18, 2013 PIK notes [Member]	Sep. 30, 2014 PIK notes [Member]	Dec. 31, 2013 MRD [Member] PIK notes [Member]	Dec. 31, 2012 MRD [Member] 1.0 billion revolving credit facility [Member]	Sep. 30, 2014 MRD [Member] 1.0 billion revolving credit facility [Member] WildHorse Resources, LLC [Member]	Dec. 31, 2013 MRD [Member] 1.0 billion revolving credit facility [Member] WildHorse Resources, LLC [Member]	Dec. 31, 2012 MRD [Member] 1.0 billion revolving credit facility [Member] WildHorse Resources, LLC [Member]	Dec. 31, 2013 MRD [Member] 325.0 Million Lien Term Facility [Member] WildHorse Resources, LLC [Member]	Dec. 31, 2012 MRD [Member] 150.0 Million Revolving Credit Facility [Member] Black Diamond [Member]	Dec. 31, 2013 MRD [Member] 150.0 Million Revolving Credit Facility [Member] BlueStone Natural Resources Holdings, LLC [Member]	Dec. 31, 2012 MRD [Member] 150.0 Million Revolving Credit Facility [Member] BlueStone Natural Resources Holdings, LLC [Member]	Sep. 30, 2014 MRD [Member] 2.0 billion revolving credit facility [Member]	Sep. 30, 2014 MRD [Member] 5.875% Senior Unsecured Notes Due July 2022 [Member]	Dec. 31, 2013 MRD [Member] 5.875% Senior Unsecured Notes Due July 2022 [Member]	Sep. 30, 2014 MEMP [Member] 2.0 billion revolving credit facility [Member]	Dec. 31, 2013 MEMP [Member] 2.0 billion revolving credit facility [Member]	Dec. 31, 2012 MEMP [Member] 2.0 billion revolving credit facility [Member]	Sep. 30, 2014 MEMP [Member] 7.625 % Senior Notes Due May 2021 [Member]	Dec. 31, 2013 MEMP [Member] 7.625 % Senior Notes Due May 2021 [Member]	Dec. 31, 2012 MEMP [Member] 400.0 Million Revolving Credit Facility [Member] WHT Energy Partners LLC [Member]	Dec. 31, 2012 MEMP [Member] 250.0 Million Revolving Credit Facility [Member] Tanos Energy LLC [Member]	Dec. 31, 2012 MEMP [Member] 250.0 Million Revolving Credit Facility [Member] Stanolind [Member]	Dec. 31, 2012 MEMP [Member] 75.0 Million Revolving Credit Facility [Member] Boaz [Member]	Dec. 31, 2012 MEMP [Member] 75.0 Million Revolving Credit Facility [Member] Crown [Member]	Dec. 31, 2012 MEMP [Member] 200.0 Million Revolving Credit Facility [Member] Propel Energy [Member]	Sep. 30, 2014 MEMP [Member] 6.875% Senior Unsecurred Notes Due August 2022 [Member]	Dec. 31, 2013 MEMP [Member] 6.875% Senior Unsecurred Notes Due August 2022 [Member]
Debt Instrument [Line Items]
Credit facilities				$ 1,000.0		$ 1,000.0	$ 1,000.0	$ 325.0	$ 150.0	$ 150.0	$ 150.0	$ 2,000.0			$ 2,000.0	$ 2,000.0	$ 2,000.0			$ 400.0	$ 250.0	$ 250.0	$ 75.0	$ 75.0	$ 200.0
Debt Instrument, maturity date		Dec. 15, 2018	Dec. 15, 2018	Dec. 31, 2013		Apr. 30, 2018	Apr. 30, 2018	Dec. 31, 2018				Jun. 30, 2019	Jul. 31, 2022		Mar. 31, 2018	Mar. 31, 2018	Mar. 31, 2018	May 31, 2021	May 01, 2021			Jul. 31, 2017			Jun. 30, 2015	Aug. 31, 2022
Termination date of revolving credit facility					Jun. 30, 2014			Jun. 30, 2014	Nov. 30, 2013	Aug. 31, 2013	Aug. 31, 2013									Mar. 31, 2013	Apr. 30, 2013		Oct. 31, 2013	Oct. 31, 2013
Debt interest rate, minimum	10.00%	10.00%	10.00%
Senior notes redemption date			Jun. 30, 2014
Debt interest rate, maximum	10.75%	10.75%	10.75%
Debt interest rate													5.875%	5.875%				7.625%	7.625%							6.875%	6.875%
Estimated fair value of fixed rate debt			$ 348.3										$ 582.0					$ 700.0	$ 721.0							$ 475.0